Investment in Joint Ventures - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of joint ventures [line items]
Share of capital commitment	¥ 5,700	¥ 3,500	$ 800
Cash and cash equivalents	5,544,376	4,451,489	780,502	$ 626,653	¥ 4,788,219	¥ 5,877,647
Impairement Loss	0
Other operating expenses [member]
Disclosure of joint ventures [line items]
Impairement Loss		1,000
People's Republic of China [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	278,500	163,000	39,200
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	64,252	97,741
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables discounted with banks [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	11,800	5,900	1,700
Y & C Engine Co., Ltd. [member] | Outstanding bills receivables endorsed to suppliers [member]
Disclosure of joint ventures [line items]
Share of outstanding bills receivables	8,800	39,700	1,200
Joint ventures [member]
Disclosure of joint ventures [line items]
Cash and cash equivalents	604,281	416,292	85,067
Share of restricted cash	22,300	40,500	3,100
Bills receivables	¥ 2,300	¥ 2,300	$ 300